Intangible Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible Assets
20	INTANGIBLE ASSETS

	Goodwill	Computer	Others
	(note (a))	software	(note (b))	Total
	RMB million	RMB million	RMB million	RMB million
December 31, 2018
Cost at January 1, 2018, net of accumulated amortization	11,270	293	33	11,596
Additions	—	173	—	173
Amortization provided during the year	—	(127)	(33)	(160)

At December 31, 2018	11,270	339	—	11,609

At December 31, 2018:
Cost	11,270	1,077	98	12,445
Accumulated amortization	—	(738)	(98)	(836)

Net carrying amount	11,270	339	—	11,609

	Goodwill	Computer	Others
	(note (a))	software	(note (b))	Total
	RMB million	RMB million	RMB million	RMB million
December 31, 2017
Cost at January 1, 2017, net of accumulated amortization	11,270	288	66	11,624
Additions	—	126	—	126
Transfer from construction in process	—	3	—	3
Amortization provided during the year	—	(109)	(33)	(142)
Disposal of a subsidiary (note 46)	—	(14)	—	(14)
Disposals	—	(1)	—	(1)

At December 31, 2017	11,270	293	33	11,596

At December 31, 2017:
Cost	11,270	904	98	12,272
Accumulated amortization	—	(611)	(65)	(676)

Net carrying amount	11,270	293	33	11,596

Notes:

(a)

The balance represents goodwill arising from the acquisition of Shanghai Airlines. The value of the goodwill is attributable to strengthening the competitiveness of the Group’s airline transportation operations, attaining synergy through integration of the resources and accelerating the development of international air transportation in Shanghai. For the purpose of impairment assessment, goodwill was allocated to the cash-generating unit (“CGU”) that the Group operates and benefits from the acquisition.

The recoverable amount of the CGU has been determined based on a value-in-use calculation using cash flow projections based on a financial budget approved by senior management. The discount rate after tax applied to the post-tax cash flow projections is 10% (2017: 11%). The growth rate used to extrapolate the cash flows of the above cash-generating unit beyond the five-year period is 3% (2017: 3%), which does not exceed the long-term average growth rate for the business in which the CGU operates. No impairment for the goodwill was required based on the value-in-use calculation as at the reporting date.

(b)	The balance represents the costs incurred to acquire the use right of certain flight schedules (i.e. timeslots for flights’ taking off/landing).